DISPOSAL GROUP (Details) - Schedule of Disposal Group Financial Assets at Fair Value Through Profit or Loss - Scottish Widows [member] £ in Millions	Dec. 31, 2017 GBP (£)
Debt securities:
Government securities	£ 11,259
Other public sector securities	1,527
Asset-backed securities:
Mortgage-backed securities	211
Other asset-backed securities	7,681
Corporate and other debt securities	18,194
Total debt securities	38,872
Equity shares	86,179
Total financial assets at fair value through profit or loss	£ 125,051